                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended SEPTEMBER 30 , 2001.
                                                     -------------------

Check here if Amendment;  |_|               Amendment Number:
This Amendment (Check only one):                |_|  is a restatement.
                                                |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                     White Mountains Insurance Group, Ltd.
Address of Principal Executive Office:    80 South Main Street
                                          Hanover, New Hampshire 03755-2053
                                          U.S.A.

Form 13F File Number:                     028-01681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J. Brian Palmer
Title:   Chief Accounting Officer
Phone:   (603) 640-2228

Signature, Place, and Date of Signing:


/s/ J. BRIAN PALMER                              HANOVER, NEW HAMPSHIRE                     NOVEMBER 14, 2001
----------------------------------    -----------------------------------------------    ------------------------

     [Signature]                                      [City, State]                               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
          --                        None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           2
                                                     -----------------

Form 13F Information Table Entry Total:                   71 ITEMS
                                                     -----------------

Form 13F Information Table Value Total:                 $165,794,137
                                                     -----------------

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                        Form 13F File Number                        Name

1.                         028-07388                                   FOLKSAMERICA HOLDING COMPANY, INC.
2.                         028-00470                                   CGU ASSET MANAGEMENT, INC.

                      WHITE MOUNTAINS INSURANCE GROUP, LTD.

                 FORM 13F INFORMATION TABLE - SEPTEMBER 30, 2001


      --------------------------------------------------------------------------------------------------------------------

                                                                 Title                 CUSIP               Market
      Name of Issuer                                            of Class               Number               Value
      --------------------------------------------------------------------------------------------------------------------

  1   ALLEGHANY CORP DEL                                           COM               017175-10-0              572,324
  2   AMBAC FINL GROUP INC                                         COM               023139-10-8              719,163
  3   AMERADA HESS CORP                                            COM               023551-10-4            4,445,000
  4   AMERICAN EXPRESS CO                                          COM               025816-10-9              157,796
  5   AMGEN INC                                                    COM               031162-10-0            4,407,750
  6   AON CORP                                                     COM               037389-10-3            5,554,080
  7   ARCHSTONE CMNTYS TR                                      SH BEN INT            039581-10-3            4,470,930
  8   ARDEN RLTY INC                                               COM               039793-10-4            2,429,150
  9   AVALONBAY CMNTYS INC                                         COM               053484-10-1            2,459,125
 10   BERKLEY W R CORP                                             COM               084423-10-2              283,200
 11   BERKSHIRE HATHAWAY INC DEL                                  CL B               084670-20-7            1,216,260
 12   BISYS GROUP INC                                              COM               055472-10-4              268,281
 13   BOSTON PROPERTIES INC                                        COM               101121-10-1            2,669,100
 14   BRISTOL MYERS SQUIBB CO                                      COM               110122-10-8            2,666,880
 15   CIGNA CORP                                                   COM               125509-10-9              124,425
 16   CISCO SYS INC                                                COM               17275R-10-2            1,479,870
 17   CITIGROUP INC                                                COM               172967-10-1            1,012,500
 18   COCA COLA CO                                                 COM               191216-10-0            1,358,650
 19   CRIIMI MAE INC                                               COM               226603-10-8               10,369
 20   CRIIMI MAE INC                                         PFD B CONV $25          226603-20-7               58,787
 21   CULLEN FROST BANKERS INC                                     COM               229899-10-9               61,042
 22   DIME BANCORP INC NEW                                         COM               25429Q-10-2              289,002
 23   ELAN PLC                                                     ADR               284131-20-8            3,730,650
 24   E M C CORP MASS                                              COM               268648-10-2              998,750
 25   EQUITY OFFICE PROPERTIES TRUST                               COM               294741-10-3            3,652,160
 26   FIRST DATA CORP                                              COM               319963-10-4              667,077
 27   FORTUNE BRANDS INC                                           COM               349631-10-1            2,345,000
 28   GABLES RESIDENTIAL TR                                    SH BEN INT            362418-10-5              610,134
 29   GILLETTE CO                                                  COM               375766-10-2               92,976
 30   GREAT LAKES CHEM CORP                                        COM               390568-10-3            3,094,000
 31   HARLEYSVILLE GROUP INC                                       COM               412824-10-4               12,955
 32   HCC INS HLDGS INC                                            COM               404132-10-2              422,904
 33   IHOP CORP                                                    COM               449623-10-7              211,172
 34   IMS HEALTH INC                                               COM               449934-10-8              506,010
 35   INTEL CORP                                                   COM               458140-10-0            1,839,600
 36   INTERNATIONAL SPEEDWAY CORP                                 CL A               460335-20-1              207,587
 37   INTUIT                                                       COM               461202-10-3              261,340
 38   J P MORGAN CHASE & CO                                        COM               46625H-10-0              380,090
 39   JOHNSON & JOHNSON                                            COM               478160-10-4            5,318,400
 40   LAFARGE NORTH AMERICA INC                                    COM               505862-10-2              342,684
 41   LIBERTY FINL COS INC                                         COM               530512-10-2              219,075
 42   MACK CALI RLTY CORP                                          COM               554489-10-4            3,410,000
 43   MERIDTH CORP                                                 COM               589433-10-1            3,052,350
 44   MICROSOFT CORP                                               COM               594918-10-4            1,893,290
 45   OVERSEAS SHIPHOLDING GROUP INC                               COM               690368-10-5            1,540,000
 46   PARTNERRE LTD                                                COM               G6852T-10-5              706,500
 47   PAULA FINL DEL                                               COM               703588-10-3            1,088,940
 48   PEPSICO INC                                                  COM               713448-10-8            1,280,400
 49   PHOENIX COS INC NEW                                          COM               71902E-10-9              385,815
 50   PUBLIC STORAGE INC                                           COM               74460D-10-9            2,304,600
 51   QUALCOMM INC                                                 COM               747525-10-3            1,188,500
 52   R H DONNELLEY CORP                                         COM NEW             74955W-30-7              296,201
 53   RECKSON ASSOCS RLTY CORP                                     COM               75621K-10-6            3,752,910
 54   RENAISSANCE RE HLDGS LTD                                     COM               G7496G-10-3            1,093,593
 55   RENT A CTR INC NEW                                           COM               76009N-10-0               97,418
 56   RYDER SYS INC                                                COM               783549-10-8            4,697,650
 57   SCHERING PLOUGH CORP                                         COM               806605-10-1            2,771,370
 58   SECURITY CAP GROUP IINC                                     CL B               81413P-20-4            6,361,400
 59   SHURGARD STORAGE CTRS INC                                    COM               82567D-10-4            1,883,750
 60   SUMMIT PPTYS INC                                             COM               866239-10-6            3,612,000
 61   TRIZED HAHN CORP                                           SUB VTG             896938-10-7            1,224,680
 62   TYCO INTL LTD NEW                                            COM               902124-10-6              910,000
 63   UICI                                                         COM               902737-10-5              409,445
 64   UNISOURCE ENERGY CORP                                        COM               909205-10-6            3,808,000
 65   UNITED FIRE & CAS CO                                         COM               910331-10-7           51,999,206
 66   UNUMPROVIDENT CORP                                           COM               91529Y-10-6              267,398
 67   WACHOVIA CORP 2ND NEW                                        COM               929903-10-2              424,390
 68   WADDELL & REED FINL INC                                     CL A               930059-10-0              432,380
 69   WAL MART STORES INC                                          COM               931142-10-3            2,613,600
 70   XL CAP LTD                                                  CL A               G98255-10-5              528,905
 71   ZIMMER HLDGS INC                                             COM               98956P-10-2              133,200
                                                                                                    -----------------------

                                                                                                         $165,794,137
                                                                                                    =======================





      -----------------------------------------------------------------------------------------------------

                                                           Amount and         Investment
      Name of Issuer                                    Type of Security      Discretion      Managers *
      -----------------------------------------------------------------------------------------------------

  1   ALLEGHANY CORP DEL                                      2,876   SH       DEFINED            1,3
  2   AMBAC FINL GROUP INC                                   13,145   SH       DEFINED            1,3
  3   AMERADA HESS CORP                                      70,000   SH       DEFINED            2,3
  4   AMERICAN EXPRESS CO                                     5,430   SH       DEFINED            1,3
  5   AMGEN INC                                              75,000   SH       DEFINED            1,3
  6   AON CORP                                              132,240   SH       DEFINED            1,3
  7   ARCHSTONE CMNTYS TR                                   171,300   SH       DEFINED            1,3
  8   ARDEN RLTY INC                                         95,000   SH       DEFINED            1,3
  9   AVALONBAY CMNTYS INC                                   51,500   SH       DEFINED            1,3
 10   BERKLEY W R CORP                                        5,900   SH       DEFINED            1,3
 11   BERKSHIRE HATHAWAY INC DEL                                522   SH       DEFINED            1,3
 12   BISYS GROUP INC                                         5,060   SH       DEFINED            1,3
 13   BOSTON PROPERTIES INC                                  70,000   SH       DEFINED            1,3
 14   BRISTOL MYERS SQUIBB CO                                48,000   SH       DEFINED            1,3
 15   CIGNA CORP                                              1,500   SH       DEFINED            1,3
 16   CISCO SYS INC                                         121,500   SH       DEFINED            1,3
 17   CITIGROUP INC                                          25,000   SH       DEFINED            1,3
 18   COCA COLA CO                                           29,000   SH       DEFINED            1,3
 19   CRIIMI MAE INC                                         26,588   SH       DEFINED            1,3
 20   CRIIMI MAE INC                                          3,805   SH       DEFINED            1,3
 21   CULLEN FROST BANKERS INC                                2,265   SH       DEFINED            1,3
 22   DIME BANCORP INC NEW                                    7,350   SH       DEFINED            1,3
 23   ELAN PLC                                               77,000   SH       DEFINED            1,3
 24   E M C CORP MASS                                        85,000   SH       DEFINED            1,3
 25   EQUITY OFFICE PROPERTIES TRUST                        114,130   SH       DEFINED            1,3
 26   FIRST DATA CORP                                        11,450   SH       DEFINED            1,3
 27   FORTUNE BRANDS INC                                     70,000   SH       DEFINED            2,3
 28   GABLES RESIDENTIAL TR                                  19,900   SH       DEFINED            1,3
 29   GILLETTE CO                                             3,120   SH       DEFINED            1,3
 30   GREAT LAKES CHEM CORP                                 140,000   SH       DEFINED            2,3
 31   HARLEYSVILLE GROUP INC                                    540   SH       DEFINED            1,3
 32   HCC INS HLDGS INC                                      16,080   SH       DEFINED            1,3
 33   IHOP CORP                                               8,060   SH       DEFINED            1,3
 34   IMS HEALTH INC                                         20,200   SH       DEFINED            1,3
 35   INTEL CORP                                             90,000   SH       DEFINED            1,3
 36   INTERNATIONAL SPEEDWAY CORP                             5,960   SH       DEFINED            1,3
 37   INTUIT                                                  7,300   SH       DEFINED            1,3
 38   J P MORGAN CHASE & CO                                  11,130   SH       DEFINED            1,3
 39   JOHNSON & JOHNSON                                      96,000   SH       DEFINED            1,3
 40   LAFARGE NORTH AMERICA INC                              10,260   SH       DEFINED            1,3
 41   LIBERTY FINL COS INC                                    6,900   SH       DEFINED            1,3
 42   MACK CALI RLTY CORP                                   110,000   SH       DEFINED            1,3
 43   MERIDTH CORP                                           95,000   SH       DEFINED            2,3
 44   MICROSOFT CORP                                         37,000   SH       DEFINED            1,3
 45   OVERSEAS SHIPHOLDING GROUP INC                         70,000   SH       DEFINED            2,3
 46   PARTNERRE LTD                                          15,000   SH       DEFINED            1,3
 47   PAULA FINL DEL                                        423,712   SH       DEFINED            2,3
 48   PEPSICO INC                                            26,400   SH       DEFINED            1,3
 49   PHOENIX COS INC NEW                                    26,700   SH       DEFINED            1,3
 50   PUBLIC STORAGE INC                                     69,000   SH       DEFINED            1,3
 51   QUALCOMM INC                                           25,000   SH       DEFINED            1,3
 52   R H DONNELLEY CORP                                     11,340   SH       DEFINED            1,3
 53   RECKSON ASSOCS RLTY CORP                              155,400   SH       DEFINED            1,3
 54   RENAISSANCE RE HLDGS LTD                               12,300   SH       DEFINED            1,3
 55   RENT A CTR INC NEW                                      4,190   SH       DEFINED            1,3
 56   RYDER SYS INC                                         235,000   SH       DEFINED            2,3
 57   SCHERING PLOUGH CORP                                   74,700   SH       DEFINED            1,3
 58   SECURITY CAP GROUP IINC                               340,000   SH       DEFINED            1,3
 59   SHURGARD STORAGE CTRS INC                              62,500   SH       DEFINED            1,3
 60   SUMMIT PPTYS INC                                      137,600   SH       DEFINED            1,3
 61   TRIZED HAHN CORP                                       68,000   SH       DEFINED            1,3
 62   TYCO INTL LTD NEW                                      20,000   SH       DEFINED            1,3
 63   UICI                                                   30,040   SH       DEFINED            1,3
 64   UNISOURCE ENERGY CORP                                 272,000   SH       DEFINED            2,3
 65   UNITED FIRE & CAS CO                                2,025,680   SH       DEFINED            2,3
 66   UNUMPROVIDENT CORP                                     10,590   SH       DEFINED            1,3
 67   WACHOVIA CORP 2ND NEW                                  13,690   SH       DEFINED            1,3
 68   WADDELL & REED FINL INC                                16,630   SH       DEFINED            1,3
 69   WAL MART STORES INC                                    52,800   SH       DEFINED            1,3
 70   XL CAP LTD                                              6,695   SH       DEFINED            1,3
 71   ZIMMER HLDGS INC                                        4,800   SH       DEFINED            1,3



      -----------------------------------------------------------------------------------------
                                                                Voting Authority (Shares)
                                                     ------------------------------------------
      Name of Issuer                                   Sole           Shared          None
      -----------------------------------------------------------------------------------------

  1   ALLEGHANY CORP DEL                                                2,876
  2   AMBAC FINL GROUP INC                                             13,145
  3   AMERADA HESS CORP                                                70,000
  4   AMERICAN EXPRESS CO                                               5,430
  5   AMGEN INC                                                        75,000
  6   AON CORP                                                        132,240
  7   ARCHSTONE CMNTYS TR                                             171,300
  8   ARDEN RLTY INC                                                   95,000
  9   AVALONBAY CMNTYS INC                                             51,500
 10   BERKLEY W R CORP                                                  5,900
 11   BERKSHIRE HATHAWAY INC DEL                                          522
 12   BISYS GROUP INC                                                   5,060
 13   BOSTON PROPERTIES INC                                            70,000
 14   BRISTOL MYERS SQUIBB CO                                          48,000
 15   CIGNA CORP                                                        1,500
 16   CISCO SYS INC                                                   121,500
 17   CITIGROUP INC                                                    25,000
 18   COCA COLA CO                                                     29,000
 19   CRIIMI MAE INC                                                   26,588
 20   CRIIMI MAE INC                                                    3,805
 21   CULLEN FROST BANKERS INC                                          2,265
 22   DIME BANCORP INC NEW                                              7,350
 23   ELAN PLC                                                         77,000
 24   E M C CORP MASS                                                  85,000
 25   EQUITY OFFICE PROPERTIES TRUST                                  114,130
 26   FIRST DATA CORP                                                  11,450
 27   FORTUNE BRANDS INC                                               70,000
 28   GABLES RESIDENTIAL TR                                            19,900
 29   GILLETTE CO                                                       3,120
 30   GREAT LAKES CHEM CORP                                           140,000
 31   HARLEYSVILLE GROUP INC                                              540
 32   HCC INS HLDGS INC                                                16,080
 33   IHOP CORP                                                         8,060
 34   IMS HEALTH INC                                                   20,200
 35   INTEL CORP                                                       90,000
 36   INTERNATIONAL SPEEDWAY CORP                                       5,960
 37   INTUIT                                                            7,300
 38   J P MORGAN CHASE & CO                                            11,130
 39   JOHNSON & JOHNSON                                                96,000
 40   LAFARGE NORTH AMERICA INC                                        10,260
 41   LIBERTY FINL COS INC                                              6,900
 42   MACK CALI RLTY CORP                                             110,000
 43   MERIDTH CORP                                                     95,000
 44   MICROSOFT CORP                                                   37,000
 45   OVERSEAS SHIPHOLDING GROUP INC                                   70,000
 46   PARTNERRE LTD                                                    15,000
 47   PAULA FINL DEL                                                  423,712
 48   PEPSICO INC                                                      26,400
 49   PHOENIX COS INC NEW                                              26,700
 50   PUBLIC STORAGE INC                                               69,000
 51   QUALCOMM INC                                                     25,000
 52   R H DONNELLEY CORP                                               11,340
 53   RECKSON ASSOCS RLTY CORP                                        155,400
 54   RENAISSANCE RE HLDGS LTD                                         12,300
 55   RENT A CTR INC NEW                                                4,190
 56   RYDER SYS INC                                                   235,000
 57   SCHERING PLOUGH CORP                                             74,700
 58   SECURITY CAP GROUP IINC                                         340,000
 59   SHURGARD STORAGE CTRS INC                                        62,500
 60   SUMMIT PPTYS INC                                                137,600
 61   TRIZED HAHN CORP                                                 68,000
 62   TYCO INTL LTD NEW                                                20,000
 63   UICI                                                             30,040
 64   UNISOURCE ENERGY CORP                                           272,000
 65   UNITED FIRE & CAS CO                                          2,025,680
 66   UNUMPROVIDENT CORP                                               10,590
 67   WACHOVIA CORP 2ND NEW                                            13,690
 68   WADDELL & REED FINL INC                                          16,630
 69   WAL MART STORES INC                                              52,800
 70   XL CAP LTD                                                        6,695
 71   ZIMMER HLDGS INC                                                  4,800


*     1  =  Folksamerica Holding Company, Inc.  (Form 13F filed separately)
      2  =  CGU Asset Management Inc.  (Form 13F filed separately)
      3  =  White Mountains Insurance Group, Ltd.